Operations (Tables)	12 Months Ended
Jun. 30, 2018
Operations
Schedule of estimated fair value of the assets and liabilities

The estimated fair value of the assets and liabilities transferred to Moroti on February 9, 2018 is shown below:

	Book value	Effect of fair value measurement	Fair value
Assets	134,446	11,502	145,948
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	—
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344

Liabilities	18,968	6,404	25,372
Trade payables, taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
Fair value of net spun-off assets	115,478	5,098	120,576